Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 1,580	$ 60,905	$ (969)	$ (56,096)	$ 5,420
Balance (in Shares) at Dec. 31, 2018	3,814,713
Issuance of ordinary shares and warrants, net of issuance cost	$ 763	6,602			7,365
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	1,800,040
Classification of warrants from equity to liability, see note 2c		(1,804)			(1,804)
Classification of warrants from liability to equity, see note 9 - A(2)		3,139			3,139
Conversion of prepaid warrants to ordinary shares	$ 22	(22)
Conversion of prepaid warrants to ordinary shares (in Shares)	50,000
Exercise of options	$ 3	4			7
Exercise of options (in Shares)	6,076
Share-based compensation		1,125			1,125
Share-based compensation (in Shares)
Net income (loss) for the period				(11,164)	(11,164)
Balance at Dec. 31, 2019	$ 2,368	69,949	(969)	(67,260)	4,088
Balance (in Shares) at Dec. 31, 2019	5,670,829
Issuance of ordinary shares and warrants, net of issuance cost	$ 195	4,205			4,400
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	445,000
Shares issued for services	$ 6	63			69
Shares issued for services (in Shares)	15,429
Conversion of prepaid warrants to ordinary shares	$ 355	(355)
Conversion of prepaid warrants to ordinary shares (in Shares)	811,085
Exercise of options	$ 9	80			89
Exercise of options (in Shares)	21,495
Share-based compensation		1,605			1,605
Share-based compensation (in Shares)
Net income (loss) for the period				(5,774)	(5,774)
Balance at Dec. 31, 2020	$ 2,933	75,547	(969)	(73,034)	4,477
Balance (in Shares) at Dec. 31, 2020	6,963,838
Issuance of ordinary shares and warrants, net of issuance cost	$ 1,035	31,758			32,793
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	2,250,000
Exercise of Warrants, net of issuance costs of $51, see note 9 - A(2)	$ 665	5,053			5,718
Exercise of Warrants, net of issuance costs of $51, see note 9 - A(2) (in Shares)	1,442,149
Exercise of options	$ 31	268			299
Exercise of options (in Shares)	66,037
Share-based compensation		1,597			1,597
Share-based compensation (in Shares)
Net income (loss) for the period				237	237
Balance at Dec. 31, 2021	$ 4,664	$ 114,223	$ (969)	$ (72,797)	$ 45,121
Balance (in Shares) at Dec. 31, 2021	10,722,024